Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Estimated Future Amortization Expense Related to Net Carrying Amount of Intangible Assets

Future amortization expense related to the net carrying amount of intangible assets is estimated to be as follows:

2016	$246,212
2017	246,212
2018	246,212
2019	246,212
2020	246,212

Sub-total	1,231,060

2021 and thereafter	535,272

Total	$1,766,332